Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 1,911	$ 2,368
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	91	140
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	217	365
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	1,502	1,621
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 101	$ 242